NOTE 6. TAX INSTALLMENTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 6. TYPE OF TAX (SCHEDULE)
Type of tax	Balance as of December 31, 2012

Cofins Payable - Tax on Service	$107,084
PIS Withheld Payable – Tax on Services	22,725
Social Contribution Payable – Social Security Tax	84,230
Income Tax Payable	222,316
Total	$436,355

NOTE 6. TAX INSTALLMENTS PAYABLE SCHEDULE (SCHEDULE)
Year Ended
December 31	Principal	Fines	Interest	Total
2013	$87,271	$17,454	$4,763	$109,488
2014	87,271	17,454	4,763	109,488
2015	87,271	17,454	4,763	109,488
2016	87,271	17,454	4,763	109,488
2017	87,271	17,454	4,763	109,488
	$436,355	$87,270	$23,815	$547,440